Related party transactions (Tables)	6 Months Ended
Jun. 30, 2021
Related party transactions [abstract]
Disclosure of transactions between related parties
Transactions with entities controlled by the Lolli-Ghetti family (herein referred to as related parties) in the unaudited condensed consolidated statements of income or loss and balance sheets are as follows:

	For the six months ended June 30,
In thousands of U.S. dollars	2021	2020
Pool revenue (1)
Scorpio MR Pool Limited	$131,272	$211,567
Scorpio LR2 Pool Limited	88,278	244,046
Scorpio Handymax Tanker Pool Limited	25,783	76,012
Scorpio LR1 Pool Limited	23,344	56,855
Voyage revenue (2)	—	2,334
Voyage expenses (3)	(1,566)	(3,351)
Vessel operating costs (4)	(17,846)	(16,884)
Administrative expenses (5)	(6,790)	(7,001)

(1)These transactions relate to revenue earned in the Scorpio Pools. The Scorpio Pools are related parties. When our vessels are in the Scorpio Pools, SCM, the pool manager, charges fees of $300 per vessel per day with respect to our LR1 vessels, $250 per vessel per day with respect to our LR2 vessels, and $325 per vessel per day with respect to each of our Handymax and MR vessels, plus a commission of 1.50% on gross revenue per charter fixture.  These are the same fees that SCM charges other vessels in these pools, including third party owned vessels.
(2)These transactions relate to revenue earned in the spot market on voyages chartered through SSH, a related party affiliate.
(3)Related party expenditures included within voyage expenses in the unaudited condensed consolidated statements of income or loss consist of the following:
•Expenses due to SCM, a related party affiliate, for commissions related to the commercial management services provided by SCM under the commercial management agreement for vessels that are not in one of the Scorpio Pools. SCM’s services include securing employment, in the spot market and on time charters, for our vessels. When not in one of the Scorpio Pools, each vessel pays (i) flat fees of $250 per day for LR1 and LR2 vessels and $300 per day for Handymax and MR vessels and (ii) commissions of 1.25% of their gross revenue per charter fixture.  These expenses are included in voyage expenses in the unaudited condensed consolidated statements of income or loss.
•Bunkers of $1.7 million that were purchased from a related party bunker provider (who was engaged in the procurement of bunkers on our behalf) during the six months ended June 30, 2021. These bunkers were purchased when our vessels were operating in the spot market, outside of the Scorpio Pools. Approximately $1.1 million of these purchases were consumed during the related spot market voyages, and the remaining unconsumed portion was considered a working capital contribution to the pool (see below for a description on the account for working capital contributions to the Scorpio Pools) when the vessels re-joined the pools. Bunkers of $3.3 million were purchased from this provider during the six months ended June 30, 2020, of which $2.6 million were consumed during the period.
(4)Related party expenditures included within vessel operating costs in the unaudited condensed consolidated statements of income or loss consist of the following:
•Technical management fees of $16.4 million and $16.0 million charged by SSM, a related party, during the six months ended June 30, 2021 and 2020, respectively. SSM’s services include day-to-day vessel operations, performing general maintenance, monitoring regulatory and classification society compliance, customer vetting procedures, supervising the maintenance and general efficiency of vessels, arranging the hiring of qualified officers and crew, arranging and supervising drydocking and repairs, purchasing supplies, spare parts and new equipment for vessels, appointing supervisors and technical consultants, and providing technical support. SSM administers the payment of salaries to our crew on our behalf. The crew wages that were administered by SSM (and disbursed through related party subcontractors of SSM) were $75.6 million and $72.8 million during the six months ended June 30, 2021 and 2020, respectively. SSM's fixed annual technical management fee is $175,000 per vessel plus certain itemized expenses in the technical management agreement.
•Vessel operating expenses of $1.5 million and $0.9 million charged by a related party port agent during the six months ended June 30, 2021 and 2020, respectively. SSH has a majority equity interest in a port agent that provides supply and logistical services for vessels operating in its regions.
(5)We have an Amended Administrative Services Agreement with SSH for the provision of administrative staff, office space, and administrative services, including accounting, legal compliance, financial and information technology services. SSH is a related party to us. We reimburse SSH for direct or indirect expenses that are incurred on our behalf. SSH also arranges vessel sales and purchases for us. The services provided to us by SSH may be sub-contracted to other entities within the Scorpio group of companies, or Scorpio.  The expenses incurred under this agreement were recorded in general and administrative expenses in the unaudited condensed consolidated statement of income or loss and consisted of the following:
•The expense for the six months ended June 30, 2021 of $6.8 million included (i) administrative fees of $6.1 million charged by SSH, (ii) restricted stock amortization of $0.7 million, which relates to the issuance of an aggregate of 315,950 shares of restricted stock to SSH employees for no cash consideration pursuant to the 2013 Equity Incentive Plan, and (iii) the reimbursement of expenses of $25,436 to SSH and $2,462 to SCM.
•The expense for the six months ended June 30, 2020 of $7.0 million included (i) administrative fees of $6.3 million charged by SSH, (ii) restricted stock amortization of $0.7 million, which relates to the issuance of an aggregate of 221,900 shares of restricted stock to SSH employees for no cash consideration pursuant to the 2013 Equity Incentive Plan, and (iii) the reimbursement of expenses of $19,772 to SSH and $21,971 to SCM.
We had the following balances with related parties, which have been included in the unaudited condensed consolidated balance sheets:

	As of
In thousands of U.S. dollars	June 30, 2021	December 31, 2020
Assets:
Accounts receivable (due from the Scorpio Pools) (1)	$27,818	$26,413
Accounts receivable and prepaid expenses (SSM) (2)	4,535	4,259
Other assets (pool working capital contributions) (3)	73,161	73,161
Liabilities:
Accounts payable and accrued expenses (SSM)	2,137	935
Accounts payable and accrued expenses (related party port agent)	488	355
Accounts payable and accrued expenses (SSH)	427	404
Accounts payable and accrued expenses (owed to the Scorpio Pools)	343	945
Accounts payable and accrued expenses (SCM)	40	58

(1)Accounts receivable due from the Scorpio Pools relate to receivables for revenues earned and receivables from working capital contributions. Working capital contributions for the remaining vessels in the fleet are classified as non-current, within Other Assets. Upon entrance into such pools, all vessels are required to make working capital contributions of both cash and bunkers. Additional working capital contributions can be made from time to time based on the operating needs of the Scorpio Pools. These amounts are accounted for and repaid as follows:
•For vessels in the Scorpio LR2 Pool, Scorpio LR1 Pool, Scorpio MR Pool, and Scorpio Handymax Tanker Pool, the initial contribution amount is repaid, without interest, upon a vessel’s exit from the pool no later than six months after the exit date. Bunkers on board a vessel exiting the pool are credited against such repayment at the actual invoice price of the bunkers. For all owned or lease financed vessels, we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within other assets on the unaudited condensed consolidated balance sheets.
•For time or bareboat chartered-in vessels we classify the initial contributions as current (within accounts receivable) or non-current (within other assets) according to the expiration of the contract. Any additional working capital contributions are repaid when sufficient net revenues become available to cover such amounts.
(2)    Accounts receivable and prepaid expenses from SSM relate to advances made for vessel operating expenses (such as crew wages) that will either be reimbursed or applied against future costs.
(3)     Represents the non-current portion of working capital receivables as described above.

Disclosure of key management remuneration
Key management remuneration
The table below shows key management remuneration for the six months ended June 30, 2021 and 2020:

	For the six months ended June 30,
In thousands of U.S. dollars	2021	2020
Short-term employee benefits (salaries)	$2,663	$6,626
Share-based compensation (1)	9,278	12,013
Total	$11,941	$18,639

(1)Represents the amortization of restricted stock issued under the Plan as described in Note 11.